Exhibit 2 . Conditions of the most significant loans (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)
Conditions of the most significant debt
Borrowings			$ 46,731,754		$ 38,239,139
Bonds domestic currency One [Member]
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2010-12
Expiry date		2040-12
Currency		COP
Disbursement			479,900
Borrowings					479,900
Interest rate		Floating
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Bonds domestic currency Two [Member]
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2010-12
Expiry date		2040-12
Currency		COP
Disbursement			284,300
Borrowings			284,300		284,300
Interest rate		Floating
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Bonds domestic currency Three [Member]
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2013-08
Expiry date		2023-08
Currency		COP
Disbursement			168,600
Borrowings			168,600		168,600
Interest rate		Floating
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Bonds domestic currency Four [Member]
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2013-08
Expiry date		2028-08
Currency		COP
Disbursement			347,500
Borrowings			347,500		347,500
Interest rate		Floating
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Bonds domestic currency Five [Member]
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2013-08
Expiry date		2043-08
Currency		COP
Disbursement			262,950
Borrowings			262,950		262,950
Interest rate		Floating
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Syndicated commercial loan, domestic currency One [Member]
Conditions of the most significant debt
Company		Oleoducto Bicentenario S.A.S
Issue date		2012-07
Expiry date		2024-07
Currency		COP
Disbursement			2,100,000
Borrowings			800,450		999,950
Interest rate		Floating
Amortization of the principal		Quarterly
Payment of interest		Quarterly
Syndicated commercial loan, domestic currency Two [Member]
Conditions of the most significant debt
Company		Oleoducto de los Llanos Orientales S.A.
Issue date		2013-08
Expiry date		2020-08
Currency		COP
Disbursement			800,000
Borrowings					96,000
Interest rate		Floating
Amortization of the principal		Quarterly
Payment of interest		Quarterly
Inversiones de Gases de Colombia S.A. Invercolsa S.A. and subsidiaries [Member]
Conditions of the most significant debt
Issue date		2020-11
Expiry date		2025-08
Currency		COP
Disbursement			110,000
Borrowings			110,000
Interest rate		Floating
Amortization of the principal		Half-yearly
Payment of interest		Half-yearly
Commercial Loan One [Member]
Conditions of the most significant debt
Company		Inversiones de Gases de Colombia S.A. Invercolsa S.A. and subsidiaries
Issue date		2020-08
Expiry date		2021-08
Currency		COP
Disbursement			50,000
Borrowings			43,000
Interest rate		Floating
Amortization of the principal		Bullet
Payment of interest		Quarterly
Commercial Loan Two [Member]
Conditions of the most significant debt
Company		Inversiones de Gases de Colombia S.A. Invercolsa S.A. and subsidiaries
Issue date		2019-09
Expiry date		2025-07
Currency		COP
Disbursement			70,912
Borrowings			$ 21,681		$ 70,912
Interest rate		Floating
Amortization of the principal		Half-yearly
Payment of interest		Half-yearly
Bonds Foreign currency One [Member]
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2013-09
Expiry date		2023-09
Currency		USD
Disbursement		$ 1,300
Borrowings		$ 1,300		$ 1,300
Interest rate		Fixed
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Bonds Foreign currency Two [Member]
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2013-09
Expiry date		2043-09
Currency		USD
Disbursement		$ 850
Borrowings		$ 850		850
Interest rate		Fixed
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Bonds Foreign currency Three [Member]
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2014-05
Expiry date		2045-05
Currency		USD
Disbursement		$ 2,000
Borrowings		$ 2,000		2,000
Interest rate		Fixed
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Bonds Foreign currency Four [Member]
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2014-09
Expiry date		2025-05
Currency		USD
Disbursement		$ 1,200
Borrowings		$ 1,200		1,200
Interest rate		Fixed
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Bonds Foreign currency Five [Member]
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2015-06
Expiry date		2026-06
Currency		USD
Disbursement		$ 1,500
Borrowings		$ 1,500		1,500
Interest rate		Fixed
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Bonds Foreign currency Six [Member]
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2016-06
Expiry date		2023-09
Currency		USD
Disbursement		$ 500
Borrowings		$ 500		500
Interest rate		Fixed
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Bonds Foreign currency Seven [Member]
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2020-04
Expiry date		2030-04
Currency		USD
Disbursement		$ 2,000
Borrowings		$ 2,000		2,000
Interest rate		Fixed
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Bonds Foreign currency Eight [Member]
Conditions of the most significant debt
Company	[1]	Oleoducto Central S.A.
Issue date		2014-05
Expiry date		2021-05
Currency		USD
Disbursement		$ 500
Borrowings		$ 500		500
Interest rate		Fixed
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Bonds Foreign currency Nine [Member]
Conditions of the most significant debt
Company		Oleoducto Central S.A.
Issue date		2020-07
Expiry date		2027-07
Currency		USD
Disbursement		$ 500
Borrowings		$ 500		500
Interest rate		Fixed
Amortization of the principal		Bullet
Payment of interest		Half-yearly
Committed Line Of Credit [Member]
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2020-04
Expiry date		2023-09
Currency		USD
Disbursement		$ 665
Borrowings		$ 665
Interest rate		Floating
Amortization of the principal		Bullet
Payment of interest		Half-yearly
International commercial loans Reficar One [Member]
Conditions of the most significant debt
Company	[2]	Ecopetrol S.A.
Issue date	[2]	2017-12
Expiry date	[2]	2027-12
Currency	[2]	USD
Disbursement	[2]	$ 2,001
Borrowings	[2]	$ 1,305		1,530
Interest rate	[2]	Fixed
Amortization of the principal	[2]	Half-yearly
Payment of interest	[2]	Half-yearly
International commercial loans Reficar Two [Member]
Conditions of the most significant debt
Company	[2]	Ecopetrol S.A.
Issue date	[2]	2017-12
Expiry date	[2]	2027-12
Currency	[2]	USD
Disbursement	[2]	$ 76
Borrowings	[2]	$ 49		58
Interest rate	[2]	Floating
Amortization of the principal	[2]	Half-yearly
Payment of interest	[2]	Half-yearly
International commercial loans Reficar Three [Member]
Conditions of the most significant debt
Company	[2]	Ecopetrol S.A.
Issue date	[2]	2017-12
Expiry date	[2]	2027-12
Currency	[2]	USD
Disbursement	[2]	$ 73
Borrowings	[2]	$ 48		56
Interest rate	[2]	Fixed
Amortization of the principal	[2]	Half-yearly
Payment of interest	[2]	Half-yearly
International commercial loans Reficar Four [Member]
Conditions of the most significant debt
Company	[2]	Ecopetrol S.A.
Issue date	[2]	2017-12
Expiry date	[2]	2027-12
Currency	[2]	USD
Disbursement	[2]	$ 159
Borrowings	[2]	$ 103		121
Interest rate	[2]	Floating
Amortization of the principal	[2]	Half-yearly
Payment of interest	[2]	Half-yearly
International commercial loans Reficar Five [Member]
Conditions of the most significant debt
Company	[2]	Ecopetrol S.A.
Issue date	[2]	2017-12
Expiry date	[2]	2025-12
Currency	[2]	USD
Disbursement	[2]	$ 359
Borrowings	[2]	$ 257		$ 288
Interest rate	[2]	Floating
Amortization of the principal	[2]	Half-yearly
Payment of interest	[2]	Half-yearly

[1]	This bond was redeemed early in 2020.
[2]	Debt originally obtained by Reficar for the Refinery modernization and voluntarily assumed by Ecopetrol.